Significant Accounting Estimates and Judgments	12 Months Ended
Dec. 31, 2019
Accounting judgements and estimates [Abstract]
Significant Accounting Estimates and Judgments
3.	SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGMENTS
The preparation of the Group’s financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and their accompanying disclosures, and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that could require a material adjustment to the carrying amounts of the assets or liabilities affected in the future.
Judgments
In the process of applying the Group’s accounting policies, management has made the following judgments, apart from those involving estimations, which have the most significant effect on the amounts recognized in the consolidated financial statements:
Income tax
Significant judgments on the future tax treatment of certain transactions are required in determining income tax provisions. The Group carefully evaluates tax implications of transactions and tax provisions are recorded accordingly. The tax treatment of such transactions is reconsidered periodically to take into account all changes in tax legislation.
Estimation uncertainty
The key assumptions concerning the future and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below:
Provision for expected credit losses on accounts receivable
The Group uses the probability of default approach to calculate ECLs for accounts receivable. The probability of default approach is initially based on the Group’s estimates on the probability of default and the loss given default, adjusted for factors of general economic conditions. The probability of default and loss given default are estimated based on the Group’s assessment on credit ratings of the accounts receivable and historical loss experience.
The assessment of the probability of default and the loss given default involves uncertainty and therefore ECLs is a significant estimate. The amount of ECLs is sensitive to changes in circumstances and forecast economic conditions. The Group’s estimates may also not be representative of a customer’s actual default in the future. The information about the ECLs on the Group’s accounts receivable is disclosed in Note 11 and Note 29 to the consolidated financial statements.
Fair value of unlisted debt securities and unlisted equity investments
As at December 31, 2018 and 2019, the fair values of unlisted debt and equity investments-Investment C and Investment E
(Note 13)

were based on the prices of recent transactions of the same instruments with the same rights of the same issuers that occurred within 12 months without adjustment. The valuation relies on management’s judgment about whether there have been any events occurred from the date of last transaction and the year end that could significantly affect the prices.
As at December 31, 2018, the fair value of unlisted equity investment-Investment D (Note 13) has been estimated using an equity value allocation (“EVA”) valuation technique based on assumptions that are supported by observable recent transactions with similar risk characteristics. The valuation requires management to estimate the expected equity volatility and hence they are subject to uncertainty.
As at December 31, 2019, the fair value of the unlisted equity investment-Investment D was estimated using an EVA valuation technique relying on the hybrid method, considering two scenarios in a probability weighted expected return method (“PWERM”) framework, and using the option pricing method (“OPM”) to allocate value in one of the scenarios. The valuation requires the management to consider two scenarios in its PWERM analysis which was non-IPO
exit event and IPO exit event and hence they were subject to uncertainty. The input of the equity value of unlisted equity investment-Investment D was estimated using market approach.
The Group classifies the fair value of these investments as Level 3.
Fair value of warrants
The fair value of the warrants was estimated using binominal option pricing model which requires the management to estimate volatility of the fair value of the equity securities. The Group classifies the fair value of warrants as Level 3.
Fair value of derivative financial asset
The fair value of the derivative financial asset in respect of the “Upside Participation and Profit Distribution Agreements” as detailed in Note 14 to the financial statements was estimated using the Monte Carlo Simulation (“MCS”) and was determined based on significant observable and unobservable inputs including the current stock price, dividend yield, risk-free rate, volatility of the underlying equity securities and the credit rating of the counterparty on the valuation date. MCS is a financial model that is commonly used to simulate variables that are highly unpredictable. The valuations performed using the MCS require management to estimate the volatility of the underlying equity securities and the credit rating of the counterparty and hence the valuations are subject to estimation uncertainty. The Group classifies the fair value of derivative financial asset as Level 3.
Fair value of the conversion option embedded in the convertible bond
The fair value of the conversion option embedded in the convertible bond is calculated based on the difference of the fair value of convertible bond as a whole using the binomial option pricing model, and the fair value of the loan using the discounted cash flow method. The valuation of the fair value of convertible bond as a whole requires the Group to determine credit spread, liquidity spread and volatility. The Group classifies the fair value of the conversion option embedded in the convertible bond as Level 3.